Offerings - Offering: 1	Nov. 15, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	common stock, par value $0.01 per share
Amount Registered | shares	13,800,000
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 345,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,819.50
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. Assumes exercise in full of the underwriters' option to purchase up to 1,800,000 additional shares of our common stock.